                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     American Family Mutual Insurance Company
Address:  6000 American Parkway
          Madison, WI 53783

13F File Number: 28-00997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ann F. Wenzel
Title:  Assistant Secretary, Associate General Counsel
Phone:  608-249-2111

Signature, Place, and Date of Signing:

Ann F. Wenzel    Madison, Wisconsin    February 13, 2013
 [Signature]      [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $109,116
                                         (thousands)

List of Other Included Managers:

None

                          FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
--------                            -------------- --------- -------- ------------------ -------- -------- ---------------------
                                                              VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGER    SOLE    SHARED NONE
--------------                      -------------- --------- -------- --------- --- ---- -------- -------- --------- ------ ----
iShares MSCI Emerging Markets
  Exchange Traded Index Fund             COM       464287234 17,829   402,000    SH      SOLE              402,000     0     0

Vanguard MSCI Emerging Markets
  Exchange Traded Index Fund             COM       922042858 91,287   2,050,000  SH      SOLE              2,050,000   0     0